American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2025

International Value Fund - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Australia — 3.5%
ANZ Group Holdings Ltd.	638,920	11,876,635
Aristocrat Leisure Ltd.	182,672	8,211,442
BHP Group Ltd.	492,436	11,932,777
GPT Group	303,343	872,047
Origin Energy Ltd.	699,636	4,766,822
Rio Tinto Ltd.	25,712	1,812,151
Scentre Group	1,838,749	3,863,746
Vicinity Ltd.	3,693,776	5,022,824
Westpac Banking Corp.	78,799	1,565,575
		49,924,019
Austria — 1.5%
Erste Group Bank AG	326,417	21,925,482
Belgium — 0.7%
Ageas SA	149,316	8,175,133
Anheuser-Busch InBev SA	40,618	2,430,854
		10,605,987
Canada — 3.0%
AltaGas Ltd.	46,213	1,132,366
Empire Co. Ltd., Class A	49,317	1,534,988
Great-West Lifeco, Inc.(1)	51,454	1,911,276
iA Financial Corp., Inc.(1)	31,270	2,933,231
Kinross Gold Corp.	109,659	1,174,850
Manulife Financial Corp.	213,849	6,660,471
Nutrien Ltd.	228,112	11,954,693
Power Corp. of Canada	299,638	10,169,155
Suncor Energy, Inc.	146,550	5,607,747
		43,078,777
Denmark — 0.6%
AP Moller - Maersk AS, B Shares	5,245	9,227,621
Finland — 2.0%
Nokia OYJ	5,112,556	24,562,618
UPM-Kymmene OYJ	119,904	3,483,827
		28,046,445
France — 12.4%
BNP Paribas SA	221,761	16,805,553
Bouygues SA	83,721	2,869,457
Cie de Saint-Gobain SA	315,824	31,605,363
Credit Agricole SA	411,355	6,858,415
Danone SA	58,856	4,200,362
Eiffage SA	45,935	4,614,145
Engie SA	1,455,536	26,038,484
Gecina SA	9,596	899,511
Orange SA	445,986	5,344,333
Renault SA	97,185	5,050,071
Rexel SA	300,671	8,170,325
Sanofi SA	303,370	33,145,342
Societe Generale SA	243,690	9,982,113
Sodexo SA	38,912	2,989,751
Teleperformance SE	18,188	1,751,192

TotalEnergies SE	122,604	7,392,195
Veolia Environnement SA	257,377	7,712,786
Vinci SA	8,172	940,170
		176,369,568
Germany — 9.7%
Allianz SE	83,580	28,623,680
BASF SE	293,228	14,951,214
Commerzbank AG	187,285	4,025,778
Deutsche Post AG	85,760	3,353,053
Deutsche Telekom AG	449,581	16,224,151
E.ON SE	502,166	6,404,917
Evonik Industries AG	91,963	1,827,467
Fresenius SE & Co. KGaA(2)	157,057	6,279,292
Heidelberg Materials AG	86,433	12,997,789
Henkel AG & Co. KGaA, Preference Shares	148,617	12,821,409
Mercedes-Benz Group AG	151,067	9,394,990
RWE AG	170,941	5,373,125
SAP SE	38,736	10,749,283
Siemens AG	23,893	5,481,713
		138,507,861
Hong Kong — 3.4%
BOC Hong Kong Holdings Ltd.	2,866,000	10,102,673
CK Hutchison Holdings Ltd.	1,444,500	7,223,269
CK Infrastructure Holdings Ltd.	444,000	3,050,389
CLP Holdings Ltd.	732,000	6,064,698
Link REIT	1,769,400	8,042,075
Power Assets Holdings Ltd.	749,500	5,081,204
Swire Pacific Ltd., Class A	74,000	615,491
WH Group Ltd.	9,411,000	7,689,488
		47,869,287
Ireland — 0.4%
Bank of Ireland Group PLC	527,120	6,226,856
Israel — 0.3%
Check Point Software Technologies Ltd.(2)	19,958	4,395,949
Italy — 6.6%
Banco BPM SpA	746,486	7,477,160
Enel SpA	2,180,260	15,966,100
FinecoBank Banca Fineco SpA	51,018	955,221
Generali(1)	725,928	23,964,509
Intesa Sanpaolo SpA	6,912,209	34,062,933
Mediobanca Banca di Credito Finanziario SpA	309,889	5,523,989
UniCredit SpA	69,176	3,649,119
Unipol Assicurazioni SpA	203,325	3,037,008
		94,636,039
Japan — 17.4%
Asahi Group Holdings Ltd.	122,700	1,521,900
Asahi Kasei Corp.	213,400	1,450,593
Brother Industries Ltd.	59,800	1,154,932
Canon, Inc.	255,800	8,659,331
Chubu Electric Power Co., Inc.	73,800	779,903
ENEOS Holdings, Inc.(1)	1,407,800	7,552,583
Honda Motor Co. Ltd.	370,500	3,446,632
Idemitsu Kosan Co. Ltd.	225,400	1,531,426
Inpex Corp.	232,900	2,951,621
Isuzu Motors Ltd.	171,000	2,264,002

ITOCHU Corp.	286,900	12,678,783
Japan Post Bank Co. Ltd.(1)	465,000	4,693,634
JFE Holdings, Inc.(1)	136,500	1,706,745
Kansai Electric Power Co., Inc.(1)	61,800	715,127
Kawasaki Kisen Kaisha Ltd.	175,300	2,553,358
Kirin Holdings Co. Ltd.	440,600	5,942,490
Komatsu Ltd.	473,300	14,194,747
Mitsubishi Chemical Group Corp.	753,500	3,825,763
Mitsubishi Corp.(1)	1,334,500	22,294,481
Mitsubishi Electric Corp.	662,700	10,286,649
Mitsubishi UFJ Financial Group, Inc.	225,600	2,876,090
Mitsui & Co. Ltd.(1)	302,000	5,659,202
Mizuho Financial Group, Inc.	403,600	11,341,322
MS&AD Insurance Group Holdings, Inc.	290,700	6,113,632
Nippon Steel Corp.(1)	545,100	12,100,495
Nippon Yusen KK	223,100	7,841,978
ORIX Corp.	467,900	9,716,892
Osaka Gas Co. Ltd.	48,700	1,121,645
Otsuka Holdings Co. Ltd.	52,100	2,553,871
Renesas Electronics Corp.	146,600	2,447,707
Seiko Epson Corp.	17,100	289,927
Sekisui Chemical Co. Ltd.	219,000	3,736,629
Shionogi & Co. Ltd.	503,500	7,542,780
SoftBank Group Corp.	40,500	2,256,175
Sompo Holdings, Inc.	208,600	6,210,477
Sony Group Corp.	119,300	2,984,443
Sumitomo Mitsui Financial Group, Inc.	502,200	12,784,629
T&D Holdings, Inc.	185,000	3,892,723
Takeda Pharmaceutical Co. Ltd.	582,900	16,820,918
Tokyo Electron Ltd.	46,400	6,938,475
Tokyo Gas Co. Ltd.	22,300	702,779
Toyota Motor Corp.	523,500	9,496,585
Toyota Tsusho Corp.	193,200	3,240,578
		248,874,652
Netherlands — 4.8%
ABN AMRO Bank NV, CVA	388,903	7,374,336
ASR Nederland NV	168,702	8,951,700
ING Groep NV	686,860	12,227,837
Koninklijke Ahold Delhaize NV	754,361	26,596,818
NN Group NV	252,045	12,779,852
		67,930,543
Norway — 1.3%
Equinor ASA	402,273	9,342,324
Telenor ASA	690,268	8,932,576
		18,274,900
Spain — 4.0%
Banco Bilbao Vizcaya Argentaria SA	2,175,537	28,838,998
Banco Santander SA	2,582,275	16,576,025
Endesa SA	190,598	4,230,021
Iberdrola SA	164,762	2,379,090
Telefonica SA(1)	1,162,544	5,183,627
		57,207,761
Sweden — 1.8%
Industrivarden AB, C Shares	85,879	3,249,982
Investor AB, B Shares	269,423	8,022,067

Securitas AB, B Shares	571,935	8,268,404
Svenska Handelsbanken AB, A Shares	482,250	6,057,758
		25,598,211
Switzerland — 7.6%
Nestle SA	52,168	5,033,364
Novartis AG	274,358	29,855,587
Roche Holding AG	81,868	27,264,502
Sandoz Group AG	50,416	2,213,443
Swiss Re AG	96,944	15,583,716
Zurich Insurance Group AG	42,429	28,032,376
		107,982,988
United Kingdom — 18.3%
3i Group PLC	181,452	9,081,825
Associated British Foods PLC	343,388	8,214,703
Aviva PLC	1,292,800	8,895,064
Barclays PLC	7,201,062	28,425,207
BP PLC	1,677,449	9,229,917
Glencore PLC(2)	3,486,280	14,011,633
GSK PLC	79,661	1,469,899
HSBC Holdings PLC	2,921,744	34,650,343
J Sainsbury PLC	1,066,951	3,479,287
Kingfisher PLC	466,524	1,457,152
Lloyds Banking Group PLC	8,941,752	8,299,490
M&G PLC	1,076,914	2,866,439
NatWest Group PLC	4,591,861	27,826,576
Rio Tinto PLC	246,416	14,889,161
Shell PLC	1,167,133	39,000,149
Standard Chartered PLC	961,624	15,482,417
Tesco PLC	4,134,941	19,827,131
Vodafone Group PLC	16,367,257	14,450,460
		261,556,853
TOTAL COMMON STOCKS (Cost $1,111,429,877)		1,418,239,799
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,000	15,000
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,629,332	14,629,332
		14,644,332
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/27, valued at $604,144), in a joint trading account at 4.32%, dated 2/28/25, due 3/3/25 (Delivery value $592,108)		591,895
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $4,127,114), at 4.34%, dated 2/28/25, due 3/3/25 (Delivery value $4,047,463)		4,046,000
		4,637,895
TOTAL SHORT-TERM INVESTMENTS (Cost $19,282,227)		19,282,227
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,130,712,104)		1,437,522,026
OTHER ASSETS AND LIABILITIES — (0.6)%		(9,272,746)
TOTAL NET ASSETS — 100.0%		$1,428,249,280

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	39.7%
Industrials	11.7%
Health Care	8.9%
Materials	7.6%
Consumer Staples	6.9%
Utilities	6.4%
Energy	5.8%
Information Technology	4.1%
Communication Services	3.7%
Consumer Discretionary	3.2%
Real Estate	1.3%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,169,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,398,656, which includes securities collateral of $10,769,324.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,395,949	$1,413,843,850	—
Short-Term Investments	14,644,332	4,637,895	—
	$19,040,281	$1,418,481,745	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.